Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	Jumei International Holding Ltd
Entity Central Index Key	0001597680
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Trading Symbol	JMEI
Entity Shell Company	false
Entity Emerging Growth Company	false
Ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	124,079,453
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	73,187,255
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	50,892,198